Share-Based Compensation (Summary Of Valuation Assumptions) (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	5 years
Expected volatility factor	119.10%
Risk-free interest rate	1.60%
Expected annual dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term		5 years
Expected volatility factor		68.80%
Risk-free interest rate		2.60%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	6 years
Expected volatility factor		93.60%
Risk-free interest rate		3.00%